FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair value measurements (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (2,723)	$ (6,823)
Financial assets, at fair value	(2,723)	(6,823)
Derivatives | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2,723)	(6,823)
Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,152)
Financial assets, at fair value	(1,152)
Derivatives | Cash flow hedges | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,152)
Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets	(20,406)	(6,192)
Financial assets, at fair value	(20,406)	(6,192)
Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial assets	(20,406)	(6,192)
Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2,706)	(6,534)
Financial assets, at fair value	(2,706)	(6,534)
Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2,706)	(6,534)
Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(12,255)
Financial liabilities, at fair value		(12,255)
Derivatives | Cash flow hedges | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(12,255)
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,274,725)	(1,543,678)
Financial liabilities, at fair value	(1,264,086)	(1,505,614)
Long-term debt | Carrying value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,274,725)	(1,543,678)
Level 1 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 1 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Level 1 | Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 1 | Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 1 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		0
Level 1 | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Level 2 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	(2,723)	(6,823)
Level 2 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	(1,152)
Level 2 | Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	(20,406)	(6,192)
Level 2 | Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	(2,706)	(6,534)
Level 2 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		(12,255)
Level 2 | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(1,264,086)	(1,505,614)
Level 3 | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 3 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Level 3 | Derivatives | Hedges of net investment in foreign operations | Cross-currency interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 3 | Derivatives | Hedges of net investment in foreign operations | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Level 3 | Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		0
Level 3 | Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 0	$ 0